Net Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers
a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$

Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,405,300.3	$1,991,855.9	$1,882,518.1
Others	182,114.7	272,035.4	279,217.7

	$1,587,415.0	$2,263,891.3	$2,161,735.8

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$

Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$203,963.7	$210,470.8	$149,777.4
United States	1,015,996.4	1,493,328.8	1,408,841.9
China	164,552.1	245,168.8	267,154.1
Japan	71,920.8	119,099.3	132,072.0
Europe, the Middle East and Africa	89,010.1	123,767.1	117,348.2
Others	41,971.9	72,056.5	86,542.2

	$1,587,415.0	$2,263,891.3	$2,161,735.8

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$

Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$587,780.1	$932,383.7	$934,768.6
Smartphone	695,091.2	888,879.2	814,914.3
Internet of Things	133,006.0	196,115.0	161,916.5
Automotive	67,076.4	116,381.0	133,654.3
Digital Consumer Electronics	55,577.2	56,158.8	46,999.8
Others	48,884.1	73,973.6	69,482.3

	$1,587,415.0	$2,263,891.3	$2,161,735.8

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

3-nanometer	$-	$-	$108,045.3
5-nanometer	262,327.4	508,689.9	629,300.4
7-nanometer	440,383.1	535,153.8	357,247.4
10-nanometer	660.0	24.9	23.3
16-nanometer	191,058.9	258,544.3	191,306.1
20-nanometer	5,668.8	8,853.3	10,359.0
28-nanometer	153,066.6	206,611.9	186,924.9
40/45-nanometer	103,413.6	145,546.2	114,667.4
65-nanometer	66,467.9	93,288.6	107,425.4
90-nanometer	32,260.3	40,184.2	25,642.0
0.11/0.13 micron	40,558.5	57,992.3	47,149.3
0.15/0.18 micron	86,700.3	110,571.2	86,614.2
0.25 micron and above	22,734.9	26,395.3	17,813.4

Wafer revenue	$1,405,300.3	$1,991,855.9	$1,882,518.1

Summary of Contract Balances
b.	Contract balances

	January 1, 2022	December 31, 2022	December 31, 2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Contract liabilities (classified under accrued expenses and other current liabilities)	$39,762.6	$70,806.6	$52,736.4

Summary of Temporary Receipts from Customers
c.	Temporary receipts from customers

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$107,723.6	$114,639.5
Noncurrent portion (classified under other noncurrent liabilities)	168,399.2	163,655.1

	$276,122.8	$278,294.6